Offerings - Offering: 1	Oct. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 2,415,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 210.11
Offering Note	(a) Represents only the additional $2,415,000.00 of shares of common stock, par value of $0.0001 per share (the “Common Stock”), of Retension Pharmaceuticals, Inc. (the “Company” or “Registrant”) being registered pursuant to this registration statement, including shares that may be sold pursuant to the underwriters’ over-allotment option, if any. Does not include the $49,335,000.00 of shares of common stock that were previously registered on the Registration Statement on Form S-1 (File No. 333-299024), as amended (the “Prior Registration Statement”).

(b) Based on the public offering price.

(c) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price. The Registrant previously registered an aggregate of $49,335,000.00 of shares of its Common Stock on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on October 8, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $2,415,000.00 is hereby registered, which includes shares that may be sold pursuant to the underwriters’ over-allotment option, if any.

(d) In the fee table to the initial filing of the Prior Registration Statement, filed on September 18, 2026, the Registrant included a maximum aggregate offering price of $57,500,000.00 for a registration fee of $7,940.75, which was solely an estimate for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The actual maximum aggregate offering amount of securities set forth in the Prior Registration Statement at the time of effectiveness was $49,335,000.00, which includes shares that may be sold pursuant to the underwriters’ over-allotment option, if any. The registration fee for an offering amount of $49,335,000.00 is $4,292.15. The Registrant is now registering an additional $2,415,000.00 in shares of Common Stock pursuant to this registration statement. As such, the additional fee to be paid for the $2,415,000.00 in shares of Common Stock registered pursuant to this registration statement is $210.11. This amount is covered by the additional $3,648.60 previously paid by the Registrant, of which $210.11 is being applied here.